TRADE AND OTHER RECEIVABLES - Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Allowance for credit losses
Opening balance	$ 2,301	$ 1,877
Foreign exchange movements	(250)	133
Loss allowance recognized during the year	(761)	291	$ 224
Closing balance	$ 1,290	$ 2,301	$ 1,877